MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Basis Of Preparation [Abstract]
Disclosure of depreciation rates of major asset categories [Table Text Block]
Land	Not depreciated

Buildings	Straight-line basis over 10-25 years

Plant and equipment	Units-of-production basis

Mining Equipment[1]	Straight-line basis over 5-20 years

Light vehicles and other mobile equipment	Straight-line basis over 2-5 years

Furniture, computer and office equipment	Straight-line basis over 2-3 years